Notes and Amounts Receivable for Equity Issued	12 Months Ended
Dec. 31, 2025
Notes And Amounts Receivable For Equity Issued
Notes and Amounts Receivable for Equity Issued

13.	Notes and Amounts Receivable for Equity Issued

	December 31, 2025	December 31, 2024
Notes receivable	$-	$90,425
Amounts receivable	-	-
	$-	$90,425

The notes receivable bear interest at 5%.

The amounts receivable are non-interest bearing and due on demand.

The following is a continuity of the Company’s notes and other receivables:

	Notes receivable	Amounts receivable	Total
Balance, December 31, 2023	$97,907	$15,402	$113,309
Additions	-	2,800	2,800
Repayments	(7,482)	(14,230)	(21,712)
Write-off		(3,972)	(3,972)
Balance, December 31, 2024	$90,425	$-	$90,425
Write-off	(90,425)	-	(90,425)
Balance, December 31, 2025	$-	$-	$-

During the year ended December 31, 2025, the Company recorded a $101,303 (2024 - $15,439 and 2023 - $Nil) loss on the write-off of notes and other receivables related to the write-off of notes receivable balances and interest accrued.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)